Transactions with Affiliates and Affiliated Entities (Details)		1 Months Ended			6 Months Ended		12 Months Ended
	Nov. 30, 2020 USD ($) $ / shares shares	Nov. 30, 2020 USD ($) $ / shares shares	Oct. 31, 2020 shares	Aug. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Jul. 09, 2021 USD ($)	Dec. 31, 2021 USD ($) D $ / shares shares	Dec. 31, 2020 USD ($) shares	Aug. 17, 2020 USD ($)
Related Party Transaction [Line Items]
Founders Shares as a percentage of total shares outstanding after forfeiture	20.00%	20.00%
Shares not subject to forfeiture (in shares) | shares	1,125,000	1,125,000
Sale of Founders Shares, restriction period							1 year
Sale of Founders Shares, stock price threshold (in dollars per share) | $ / shares							$ 12.00
Sale of Founders Shares, threshold trading days							20
Sale of Founders Shares, threshold consecutive trading days							30 days
Sale of Founders Shares, period after Business Combination							150 days
Warrants (in shares) | shares	9,900,000	9,900,000
Price of warrants (in dollars per share) | $ / shares	$ 1.00	$ 1.00
Proceeds from issuance of warrants	$ 9,900,000	$ 9,900,000
Exercise price per share (in dollars per share) | $ / shares	$ 11.50	$ 11.50
Related party loan	$ 235,000,000	$ 235,000,000							$ 300,000,000
Quarterly management fee							$ 50,000
Administrative fee income, affiliate					$ 100,000	$ 100,000		$ 200,000
Distributions payable					$ 0.0		0.0	7,522,000
Tax distributions paid							$ 7,500,000	$ 2,000,000.0
Administrative Support Agreement
Related Party Transaction [Line Items]
Monthly support fee, affiliate						10,000
Expenses, affiliate						$ 60,000
Class B common stock
Related Party Transaction [Line Items]
Stock issued (in shares) | shares				11,500,000
Common stock, par value (in dollars per share) | $ / shares				$ 0.0001	$ 0.0001		$ 0.0001
Consideration received				$ 25,000,000
Price per share (in dollars per share) | $ / shares				$ 0.002
Stock transferred (in shares) | shares			50,000
Stock returned (in shares) | shares		4,312,500
Common stock, outstanding (in shares) | shares	8,625,000	8,625,000			0		0	8,625,000
Shares subject to forfeiture (in shares) | shares	1,125,000	1,125,000
Affiliated Entity
Related Party Transaction [Line Items]
Administrative fee income, affiliate							$ 200,000	$ 200,000
Affiliated Entity | Tiger | Management Agreement
Related Party Transaction [Line Items]
Expenses, affiliate							400,000	0.0
Quarterly management fee							$ 50,000,000
Affiliated Entity | Lumina Solar | Financing Program Agreement
Related Party Transaction [Line Items]
Administrative fee income, affiliate					$ 200,000			$ 300,000